Land Use Rights, Net	12 Months Ended
Dec. 31, 2013
Land Use Rights, Net [Abstract]
Land Use Rights, Net
11.	LAND USE RIGHTS, NET

	December 31,
	2012	2013

Land use rights	$73,785	$77,590
Less: accumulated depreciation and amortization	140	1,892

Land use rights, net	$73,645	$75,698

In December 2012, the Group acquired land use rights associated with the newly acquired office building in Chaoyang District, Beijing, China (see Note 10 (i) for detail). The land certificate will expire as of December 8, 2056. The Group is in the process of obtaining the certificate of the land use rights.

In May 2013, the Group owned a land use right of $1,632 at Henan Province of China through the acquisition of Entity P as described in Note 10 (ii). Such land certificate will expire as of December 11, 2061.

The Group amortizes the cost of acquired land use rights on a straight-line basis starting from the acquisition date till the expiration date of the certificate of the land use rights. Amortization expenses for land use rights totaled $140 and $1,714 for the years ended December 31, 2012 and 2013.

Future amortization expense is $1,760 per year for each of the next five years through December 31, 2018 and after.